ACQUISITIONS AND DIVESTITURES - Schedule of Balance Sheets Related to Discontinued Operations (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fresh Vegetables current assets held for sale	$ 414,222	$ 62,252
Fresh Vegetables non-current assets held for sale	0	343,828
Fresh Vegetables current liabilities held for sale	21,994	199,255
Fresh Vegetables non-current liabilities held for sale	0	116,380
Fresh Vegetables | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Current receivables, net	20,772	13,474
Inventories, net	34,629	42,728
Prepaid expenses and other current assets	5,470	6,050
Property, plant and equipment, net	228,517	227,183
Operating lease right-of-use assets	105,995	99,139
Other noncurrent assets	17,989	17,506
Total Fresh Vegetables assets held for sale	414,222	406,080
Fresh Vegetables current assets held for sale	414,222	62,252
Fresh Vegetables non-current assets held for sale	0	343,828
Accounts payable	70,275	88,995
Accrued and other current liabilities	82,160	85,664
Operating lease liabilities	92,885	98,145
Deferred income tax liabilities	31,527	24,973
Other long-term liabilities	17,741	17,858
Total Fresh Vegetables liabilities held for sale	294,588	315,635
Fresh Vegetables current liabilities held for sale	294,588	199,255
Fresh Vegetables non-current liabilities held for sale	0	116,380
Disposal Group, Including Discontinued Operation, Cash	$ 850	$ 0